14. SEGMENTS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenues	$ 33,434	$ 76,313	$ 563,805	$ 916,796	$ 1,623,769	$ 1,230,004
Operating losses	(1,086,980)	(1,232,342)	(2,860,180)	(2,245,934)	(3,055,928)	(3,575,354)
Net losses	(1,602,005)	(2,267,611)	(6,051,127)	(5,920,779)	(13,438,962)	(4,892,040)
Cash	2,775,735	1,854,941	2,775,735	1,854,941	1,250,279	125,274	143,907
Total assets	3,156,495	2,105,008	3,156,495	2,105,008	1,695,102	496,694
Capital expenditures			0	61,493
Depreciation and amortization			28,014	14,159
Interest expense			285,229	329,947
Aethlon [Member]
Revenues			563,805	916,796
Operating losses			(2,156,769)	(2,065,212)
Net losses			(5,347,716)	(5,735,474)
Cash	2,446,820	588,066	2,446,820	588,066
Total assets	2,735,913	777,004	2,735,913	777,004
Capital expenditures			0	2,750
Depreciation and amortization			13,328	7,195
Interest expense			285,229	325,364
Exosome Sciences, Inc.
Revenues			0	0
Operating losses			(703,411)	(180,722)
Net losses			(703,411)	(185,305)
Cash	328,915	1,266,875	328,915	1,266,875
Total assets	420,582	1,328,004	420,582	1,328,004
Capital expenditures			0	58,743
Depreciation and amortization			14,686	6,964
Interest expense			$ 0	$ 4,583